                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 1 3F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen E. Memishian
Title:   Managing Partner
Phone:   914-242-1900

Signature, Place, and Date of Signing:

  /s/ Stephen E. Memishian            Mount Kisco, NY            11/07/2005
----------------------------        -------------------        --------------
         [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      Form 13F File Number      Name
      28-__________________     __________________________
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 1 3F Information Table Entry Total:                 58

Form 1 3F Information Table Value Total:            266,386
                                                 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

                           DSM CAPITAL PARTNERS LLC
                          FORM 13F INFORMATION TABLE
                             AS OF DATE: 09/30/05

                                                                                                          VOTING
                                                                                                         AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVESTMENT  OTHER          SOLE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
       --------------        -------------- --------- -------- ------- --- ---- ---------- -------- ---- --------- ----
ADOBE SYSTEMS...............  COM           00724F101  10093   338135  SH        DEFINED             0    338135    0
AFFILIATED MANAGERS.........  COM           008252108    655     9050  SH        DEFINED             0      9050    0
AMERICAN EXPRESS............  COM           025816109   7507   130700  SH        DEFINED             0    130700    0
AMERICAN MEDICAL SYSTEMS....  COM           02744M108    700    34750  SH        DEFINED             0     34750    0
ANTEON INTERNATIONAL........  COM           03674E108    288     6740  SH        DEFINED             0      6740    0
C H ROBINSON WORLDWIDE......  COM           12541W100    352     5485  SH        DEFINED             0      5485    0
C. R. BARD..................  COM           067383109   4096    62035  SH        DEFINED             0     62035    0
CACI INTERNATIONAL..........  COM           127190304    686    11320  SH        DEFINED             0     11320    0
CELGENE.....................  COM           151020104  16591   305430  SH        DEFINED             0    305430    0
CELGENE CORP JAN 2007 JAN 55  OPTION-CALL   1510202AK    535      500  SH  CALL  DEFINED             0       500    0
CHECK POINT SOFTWARE........  COM           M22465104    567    23305  SH        DEFINED             0     23305    0
CHESAPEAKE ENERGY...........  COM           165167107   4151   108530  SH        DEFINED             0    108530    0
CKE RESTAURANTS INC COM.....  COM           12561E105    214    16200  SH        DEFINED             0     16200    0
COGNOS......................  COM           19244C109  11498   295350  SH        DEFINED             0    295350    0
DIAMOND OFFSHORE DRILLING...  COM           25271C102    223     3645  SH        DEFINED             0      3645    0
EOG RESOURCES...............  COM           26875P101   4526    60425  SH        DEFINED             0     60425    0
EXPEDITORS INTERNATIONAL....  COM           302130109   8092   142510  SH        DEFINED             0    142510    0
FMC TECHNOLOGIES............  COM           30249U101    655    15545  SH        DEFINED             0     15545    0
GENZYME.....................  COM           372917104  19122   266920  SH        DEFINED             0    266920    0
GENZYME CORP JAN 2007 JAN 60  OPTION-CALL   3729172AL    358      200  SH  CALL  DEFINED             0       200    0
GENZYME CORP JAN 80.........  OPTION-CALL   3729177AP     28      200  SH  CALL  DEFINED             0       200    0
HARRIS CORP.................  COM           413875105   8868   212160  SH        DEFINED             0    212160    0
INTUIT......................  COM           461202103    656    14630  SH        DEFINED             0     14630    0
KINETIC CONCEPTS............  COM           49460W208    701    12335  SH        DEFINED             0     12335    0
LINEAR TECHNOLOGY...........  COM           535678106   5879   156405  SH        DEFINED             0    156405    0
LOWE'S COMPANIES............  COM           548661107  12515   194335  SH        DEFINED             0    194335    0
L-3 COMMUNICATIONS..........  COM           502424104  11788   149085  SH        DEFINED             0    149085    0
MAXIM SEMICONDUCTOR.........  COM           57772K101   6473   151765  SH        DEFINED             0    151765    0
MCAFEE......................  COM           579064106   5099   162300  SH        DEFINED             0    162300    0
MEDTRONIC...................  COM           585055106  10966   204510  SH        DEFINED             0    204510    0
MICROCHIP TECHNOLOGY........  COM           595017104   6330   210175  SH        DEFINED             0    210175    0
MICROSEMI...................  COM           595137100    459    17985  SH        DEFINED             0     17985    0
NASDAQ 100 TR JAN 38........  OPTION-PUT    6311009ML    210     3000  SH   PUT  DEFINED             0      3000    0
NASDAQ 100 TR JAN 41........  OPTION-CALL   6311009AO     75     1000  SH  CALL  DEFINED             0      1000    0
NASDAQ 100 TR JAN 43........  OPTION-CALL   6311009AQ     20     1000  SH  CALL  DEFINED             0      1000    0
NEWFIELD EXPLORATION........  COM           651290108    244     4960  SH        DEFINED             0      4960    0
NOBLE CORP..................  COM           G65422100    800    11685  SH        DEFINED             0     11685    0
OCCIDENTAL PET LGTM JAN 80..  OPTION-CALL   6745992AP    147      100  SH  CALL  DEFINED             0       100    0
OCCIDENTAL PETROLEUM........  COM           674599105  14987   175425  SH        DEFINED             0    175425    0

                                                                                                      VOTING
                                                                                                     AUTHORITY
                                                   VALUE   SHARES/ SH/ PUT/ INVESTMENT  OTHER          SOLE
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
     --------------      -------------- --------- -------- ------- --- ---- ---------- -------- ---- --------- ----
PACER INTERNATIONAL.....  COM           69373H106    789    29915  SH        DEFINED             0     29915    0
QUALCOMM................  COM           747525103   6974   155840  SH        DEFINED             0    155840    0
SCHLUMBERGER............  COM           806857108  19902   235865  SH        DEFINED             0    235865    0
SCHLUMBERGER FEB 85.....  OPTION-CALL   8068579BQ    116      200  SH  CALL  DEFINED             0       200    0
SCHLUMBERGER JAN 85.....  OPTION-CALL   8068579AQ    102      200  SH  CALL  DEFINED             0       200    0
ST. JUDE MEDICAL........  COM           790849103   9331   199385  SH        DEFINED             0    199385    0
STRYKER.................  COM           863667101   3723    75310  SH        DEFINED             0     75310    0
TARGET..................  COM           87612E106   7407   142630  SH        DEFINED             0    142630    0
TARGET CORP LG-TM JAN 55  OPTION-CALL   87612E2AK     59      120  SH  CALL  DEFINED             0       120    0
THE CHEESECAKE FACTORY..  COM           163072101   9885   316433  SH        DEFINED             0    316433    0
TRANSOCEAN..............  COM           G90078109   1323    21575  SH        DEFINED             0     21575    0
TRANSOCEAN INC FEB 65...  OPTION-CALL   G900789BM     72      150  SH  CALL  DEFINED             0       150    0
TRANSOCEAN INC FEB 70...  OPTION-CALL   G900789BN     64      200  SH  CALL  DEFINED             0       200    0
UNITEDHEALTH GROUP......  COM           91324P102   5773   102730  SH        DEFINED             0    102730    0
VARIAN MEDICAL SYSTEMS..  COM           92220P105  12731   322220  SH        DEFINED             0    322220    0
WALGREEN COMPANY........  COM           931422109   4242    97635  SH        DEFINED             0     97635    0
WEATHERFORD.............  COM           G95089101   1172    17075  SH        DEFINED             0     17075    0
WRIGHT EXPRESS..........  COM           98233Q105    601    27850  SH        DEFINED             0     27850    0
ZIMMER HOLDINGS.........  COM           98956P102   4966    72090  SH        DEFINED             0     72090    0

SEC13F.LNS           D S M CAPITAL PARTNERS LLC

FORM 13F SUMMARY PAGE
AS OF DATE: 09/30/05
RUN DATE: 11/07/05 10:21 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                  58

FORM 13F INFORMATION TABLE VALUE TOTAL:        $266,386,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME